Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	PACS GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42011
Entity Tax Identification Number	92-3144268
Entity Address, Address Line One	90 S. 400 W. Suite 700
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	801
Local Phone Number	447-9829
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PACS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002001184